UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6740

CitiFunds Institutional Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2006

ITEM 1.         SCHEDULE OF INVESTMENTS

CitiFunds Institutional Trust

Citi Institutional Tax Free Reserves

FORM N-Q
MAY 31, 2006

Notes to Schedule of Investments (unaudited)

Investments in Tax Free Reserves Portfolio, at value $1,525,494,457.

1. Organization and Significant Accounting Policies

Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company. The value of such investment reflects the Fund’s proportionate interest (80.6% at May 31, 2006) in the net assets of the Portfolio.

The following is a summary of the significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation – Valuation of securities by the Portfolio is discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which is included elsewhere in this report.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Alabama — 0.5%
$ 10,000,000	A-1+	Stevenson, AL, Industrial Development Board Environmental Improvement
		Revenue, Refunding-Mead Corp. Project, Series A, LOC-JPMorgan
		Chase, 3.300%, 6/7/06 (a)(b)	$10,000,000

Alaska — 1.4%
7,260,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank
		of America, 3.620%, 6/1/06 (a)	7,260,000
20,000,000	MIG1(c)	Anchorage, AK, TAN, 4.500% due 12/28/06	20,129,126

		Total Alaska	27,389,126

Arizona — 3.1%
25,000,000	SP-1+	Arizona School District, TAN, COP, 4.000% due 7/28/06	25,039,382
8,700,000	A-1+	McAllister Academic Village Revenue, Arizona State University Project,
		Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.200%,
		6/7/06	8,700,000
10,000,000	A-1+	Phoenix, Arizona Civic Improvement Corp., Wastewater System Revenue,
		Refunding Senior Lien, Series A, MBIA-Insured, 3.230%, 6/7/06 (a)	10,000,000
15,910,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona
		University Projects, FGIC-Insured, 3.230%, 6/7/06 (a)	15,910,000

		Total Arizona	59,649,382

Arkansas — 0.3%
5,100,000	A-1	Osceola, AR Solid Waste District Revenue, Plum Point Energy Associates
		LLC Project, LOC-Credit Suisse, 3.510%, 6/1/06 (a)	5,100,000

California — 3.0%
11,710,000	A-1+	California HFA Revenue, Series Q, LOC-Bank of Nova ScotiaTrust Co.,
		3.250%, 6/7/06 (a)(b)	11,710,000
9,850,000	A-1+	California State Department Water Reservoir Power Supply Revenue, Putters,
		Series 344, AMBAC-Insured, 3.500%, 6/1/06 (a)	9,850,000
14,500,000	NR	California State, GO, TECP, BPA-Bank of Nova Scotia, KBC Bank, Lloyds
		Bank, National Australia Bank, Royal Bank of Scotland, 3.450% due
		6/5/06	14,500,000
9,610,000	A-1+	California, HFA Revenue, Home Mortgage, Series K, LIQ-Bank of Nova
		Scotia and State Street Bank & Trust, 3.280%, 6/7/06 (a)	9,610,000
7,000,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated
		Series A-8, 3.450%, 6/1/06 (a)	7,000,000
4,100,000	VMIG1(c)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.460%, 6/1/06 (a)	4,100,000

		Total California	56,770,000

Colorado — 0.2%
1,100,000	VMIG1(c)	Colorado Educational & Cultural Facilities, National Jewish Federation Bond
		Program, Series A1, LOC-Bank of America, 3.450%, 6/1/06 (a)	1,100,000
		Colorado Educational & Cultural Facilities Authority, National Jewish Federal
		Program:
1,000,000	VMIG1(c)	Series A-8, LOC-Bank of America, 3.450%, 6/1/06 (a)	1,000,000
1,500,000	VMIG1(c)	Series B-3, LOC-National City Bank, 3.570%, 6/1/06 (a)	1,500,000

		Total Colorado	3,600,000

Connecticut — 0.8%
5,000,000	A-1+	Connecticut State, Series A, SPA-Landesbank Hessen-Thuringen, 3.540%,
		6/1/06	5,000,000
4,600,000	A-1+	Connecticut State, Special Tax Obligation Revenue, Refunding,
		Transportation Infrastructure-1, AMBAC-Insured, SPA-Westdeutsche
		Landesbank, 3.280%, 6/7/06 (a)	4,600,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Connecticut — 0.8% (continued)
$ 5,000,000	VMIG1(c)	South Central Connecticut Regional Water Authority, Water System Revenue,
		18TH Series, Series B, MBIA-Insured, SPA-JPMorgan Chase, 3.210%,
		6/7/06 (a)	$5,000,000

		Total Connecticut	14,600,000

District of Columbia — 4.4%
		District of Columbia Revenue:
270,000	A-1+	American Psychological Association, LOC-Bank of America, 3.520%,
		6/1/06 (a)	270,000
5,000,000	A-1	American Red Cross, TECP, LOC-JPMorgan Chase, 3.630% due 8/10/06	5,000,000
19,000,000	VMIG1(c)	Georgetown Day School Issue, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	19,000,000
1,600,000	VMIG1(c)	National Public Radio Inc., LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	1,600,000
10,000,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	10,000,000
9,000,000	A-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured,
		3.260%, 6/7/06 (a)	9,000,000
		Metropolitan Washington Airports Authority:
15,400,000	A-1+	Series 2005-A, 3.680% due 11/1/06	15,400,000
		Series 2005-C:
12,000,000	A-1+	3.600% due 9/12/06	12,000,000
12,000,000	A-1+	3.730% due 9/14/06	12,000,000

		Total District of Columbia	84,270,000

Florida — 6.9%
4,160,000	A-1+	Cape Coral, FL, 3.650% due 9/12/06	4,160,000
8,730,000	A-1+	Capital Trust Agency, FL, Aero Miami Fx Project Air Cargo, 3.590%, 6/1/06
		(a)(b)	8,730,000
8,000,000	A-1+	Collier County, FL, IDA, IDR, Avenue Maria Utility Co. Project, LOC-
		SunTrust Bank, 3.270%, 6/7/06 (a)	8,000,000
20,059,000	NR	Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank, 3.320%
		due 6/6/06	20,059,000
15,000,000	A-1+	Highlands County, FL, Health Facilities Authority Revenue, Refunding,
		Hospital Adventist Health, Series A, FSA-Insured, SPA-Dexia Credit
		Local, 3.470%, 6/1/06 (a)	15,000,000
7,000,000	VMIG1(c)	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-
		Bank of America, 3.620%, 6/1/06 (a)	7,000,000
		Jacksonville Electric Authority:
7,000,000	NR	3.350% due 6/5/06	7,000,000
9,700,000	NR	TECP, Series 2000-B, 3.280% due 6/5/06	9,700,000
3,500,000	VMIG1(c)	Jacksonville HFA, Housing, Brookwood Forest Apartments, LOC-JPMorgan
		Chase, 3.260%, 6/7/06 (a)(b)	3,500,000
		Jacksonville, FL:
3,000,000	A-1+	Series A, FGIC-Insured, TECP, LOC-Landesbank Baden-Wurttemberg,
		3.470% due 9/7/06	3,000,000
2,535,000	VMIG1(c)	Economic Development Community Health Care Facility Revenue,
		Refunding-Methodist, LOC-SunTrust Bank, 3.590%, 6/1/06 (a)	2,535,000
10,400,000	NR	Electric Authority, Series 2001-F, TECP, SPA-Landesbank Hessen-
		Thuringen, 3.750% due 6/12/06	10,400,000
3,300,000	VMIG1(c)	HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-
		FNMA, 3.220%, 6/7/06 (a)	3,300,000
10,500,000	VMIG1(c)	Lee County, FL, IDA, Educational Facilities Revenue, Canterbury School Inc.
		Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	10,500,000
18,215,000	VMIG1(c)	Pinellas County, FL, Health Facilities Authority Revenue, Refunding, Health
		Systems Baycare, Series B-1, FSA-Insured, SPA-Morgan Stanley Bank,
		3.450%, 6/1/06 (a)	18,215,000

		Total Florida	131,099,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Georgia — 4.6%
$ 7,500,000	A-1+	Atlanta, GA, Airport Revenue, Refunding, General Series, MBIA-Insured,
		SPA-Landesbank Baden-Wurttemberg, 3.470%, 6/1/06 (a)	$7,500,000
7,500,000	VMIG1(c)	Coweta County, GA, Development Authority Revenue, Metro Atlanta YMCA
		Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	7,500,000
4,900,000	VMIG1(c)	De Kalb County, GA, Development Authority, IDR, The Paideia School Inc.
		Project, LOC-SunTrust Bank, 3.470%, 6/7/06 (a)	4,900,000
6,600,000	VMIG1(c)	Floyd County, GA, Development Authority Revenue, Berry College Project,
		LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	6,600,000
		Fulton County, GA, Development Authority Revenue:
18,000,000	A-1+	Piedmont Healthcare Inc., SPA-SunTrust Bank, 3.220%, 6/7/06 (a)	18,000,000
18,000,000	VMIG1(c)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	18,000,000
10,000,000	VMIG1(c)	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.220%, 6/7/06 (a)	10,000,000
2,920,000	VMIG1(c)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty
		Project, LOC-SunTrust Bank, 3.320%, 6/7/06 (a)(b)	2,920,000
11,385,000	A-1+	Private Colleges & Universities Authority, GA, Revenue, Emory University,
		Series B-3, 3.150%, 6/7/06 (a)	11,385,000

		Total Georgia	86,805,000

Illinois — 5.7%
		Chicago, IL, GO:
29,996,000	VMIG1(c)	Certificates, Series ZC-1, FGIC-Insured, 3.720%, 6/1/06 (a)	29,996,000
1,500,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.470%, 6/1/06 (a)	1,500,000
4,000,000	A-1+	Midway Airport Revenue, Second Lien, Series B, MBIA-Insured, LIQ-
		JPMorgan Chase, 3.590%, 6/1/06 (a)(b)	4,000,000
12,000,000	A-1+	Multifamily Housing Revenue, Central Station Project, Series A, LIQ
		FAC-Fannie Mae, 3.520%, 6/1/06 (a)	12,000,000
1,330,000	F-1+(d)	O'Hare International Airport Revenue, PT-98, 3.550%, 6/1/06 (a)(b)	1,330,000
15,000,000	A-1+	Water System Revenue, 3.630% due 7/26/06	15,000,000
9,360,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project,
		LOC-LaSalle Bank NA, 3.480%, 6/1/06 (a)	9,360,000
4,125,000	VMIG1(c)	Illinois Finance Authority Revenue, Latin School Project, Series B, LOC-
		JPMorgan Chase, 3.540%, 6/1/06 (a)	4,125,000
		Illinois Housing Development Authority Revenue:
1,000,000	A-1+	Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank,
		3.540%, 6/1/06 (a)	1,000,000
7,000,000	A-1+	Homeowner Mortgage, Series C-3, SPA- Federal Home Loan Bank,
		3.280%, 6/7/06 (a)	7,000,000
10,275,000	A-1	Illinois State GO, Series 534, FGIC-Insured, 3.500%, 6/1/06 (a)	10,275,000
5,870,000	F-1+(d)	Northern Illinois University, P-Floats, PT-2640, FGIC-Insured, Credit
		Enhanced by Merrill Lynch Capital Services, 3.510%, 6/1/06 (a)	5,870,000
3,190,000	VMIG1(c)	Romeoville, IL Revenue, Refunding, Lewis University, LOC-JPMorgan
		Chase, 3.570%, 6/1/06 (a)	3,190,000
3,650,000	A-1	State of Illinois, GO, FSA-Insured, 5.000% due 9/1/06	3,666,313

		Total Illinois	108,312,313

Indiana — 3.0%
6,000,000	A-1+	Indiana Health Facility Financing Authority Revenue, Ascension Health,
		Series A-2, 3.620%, 6/1/07 (a)	6,000,000
22,000,000	A-1+	Indiana State Development Finance Authority, PSI Energy, Inc. Project,
		Series A, 3.200%, 6/7/06 (a)(b)	22,000,000
21,980,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Waterworks Project,
		Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.480%, 6/1/06 (a)	21,980,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Indiana — 3.0% (continued)
$ 5,980,000	A-1	Mitchell, IN, School Building Corp., P Floats PT-2727, MBIA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.510%, 6/1/06 (a)	$5,980,000

		Total Indiana	55,960,000

Iowa — 0.9%
18,000,000	SP-1+	Iowa State, TRAN, 4.500% due 6/30/06	18,014,062

Louisiana — 0.2%
3,400,000	P-1(c)	Calcasieu Parish, Inc. Louisiana Industrial Development Board Revenue,
		Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.330%, 6/7/06
		(a)(b)	3,400,000

Maine — 0.7%
2,250,000	A-1	Maine Health & Higher EFA Revenue, Series B, AMBAC-Insured, SPA-KBC
		Bank N.V., 3.220%, 6/7/06 (a)	2,250,000
1,550,000	A-1+	Maine State Housing Authority Mortgage Purchase, Series 170z, LIQ-
		JPMorgan Chase, 3.540%, 6/1/06 (a)	1,550,000
9,000,000	SP-1+	Maine State, TAN, 4.000% due 6/30/06	9,008,102

		Total Maine	12,808,102

Maryland — 2.6%
		Baltimore County, MD, BAN, Series 95, TECP, LIQ-Westdeutsche Landesbank
		Girozentrale:
10,000,000	A-1+	3.590% due 10/4/06	10,000,000
10,700,000	A-1+	Public Improvement, 3.610% due 8/9/06	10,700,000
13,910,000	VMIG1(c)	Howard County, MD, Multi-Family Revenue, Sherwood Crossing
		Apartments, LIQ-FNMA, 3.470%, 6/1/06 (a)	13,910,000
		John Hopkins University Revenue, TECP, Series B:
3,100,000	A-1+	3.430% due 8/15/06	3,100,000
11,888,000	A-1+	3.560% due 8/15/06	11,888,000

		Total Maryland	49,598,000

Massachusetts — 3.4%
		Massachusetts State DFA:
10,000,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.460%, 6/1/06 (a)	10,000,000
13,400,000	VMIG1(c)	MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.260%, 6/7/06 (a)	13,400,000
35,725,000	A-1+	Massachusetts State HEFA, Partners Healthcare Systems, Series F4, SPA-
		Bank of America, 3.500%, 6/1/06 (a)	35,725,000
5,890,000	SP-1+	Worcester MA, GO, BAN, 4.500% due 11/10/06	5,912,135

		Total Massachusetts	65,037,135

Michigan — 0.8%
		Detroit, MI:
1,975,000	A-1	City School District, P Floats PT-3126, FSA-Insured, LIQ-Merrill Lynch
		Capital Services Inc., 3.500%, 6/1/06 (a)	1,975,000
1,735,000	A-1+	City School District GO, Series 388, FGIC-Insured, 3.510%, 6/1/06 (a)	1,735,000
1,000,000	A-1	Ecorse, MI, Public School District, P Floats Pt-2680, FSA/Q-BSLF-Insured,
		Credit Enhanced by Merrill Lynch Capital Services, 3.500%, 6/1/06 (a)	1,000,000
6,885,000	F-1+(d)	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured,
		SPA-Merrill Lynch Capital Services, 3.500%, 6/1/06 (a)	6,885,000
3,525,000	VMIG1(c)	Northern Michigan University, MI, Revenue, General, AMBAC-Insured,
		SPA-Depfa Bank PLC, 3.580%, 6/1/06 (a)	3,525,000

		Total Michigan	15,120,000

Minnesota — 3.4%
17,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health
		Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada,
		3.200%, 6/7/06 (a)	17,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Minnesota — 3.4% (continued)
$ 18,500,000	SP-1+	Minneapolis Special School District No. 1, GO, Aid Anticipation Certificates
		Indebtedness, SD Credit Program-Insured, 3.750% due 8/10/06	$18,508,075
23,619,000	A-1+	Minneapolis St. Paul Metropolitan Airport Commission, MN, TECP, Series
		A, 3.550% due 8/8/06	23,619,000
5,000,000	VMIG1(c)	Minnetonka, MN, Multifamily Housing Revenue, Refunding-Minnetonka
		Hills Apartments, LIQ-Fannie Mae, 3.470%, 6/1/06 (a)	5,000,000

		Total Minnesota	64,127,075

Mississippi — 0.5%
10,000,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County
		Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada,
		3.470%, 6/1/06 (a)	10,000,000

Nebraska — 1.6%
6,000,000	A-1+	American Public Energy Agency Nebraska, Gas Supply Revenue, Series A,
		SPA-Societe Generale, 3.500%, 6/1/06 (a)	6,000,000
12,000,000	NR	Nebraska Public Power District, Series A, 3.350% due 6/8/06	12,000,000
13,000,000	NR	Omaha Public Power District, 3.600% due 9/6/06	13,000,000

		Total Nebraska	31,000,000

Nevada — 4.3%
		Clark County, NV:
15,000,000	A-1+	3.280% due 6/5/06	15,000,000
17,500,000	NR	3.530% due 7/19/06	17,500,000
		Las Vegas Valley Water District:
3,600,000	A-1+	3.550% due 6/5/06	3,600,000
19,300,000	NR	3.450% due 7/18/06	19,300,000
10,000,000	NR	TECP, SPA-BNP Paribas & Lloyds Bank, 3.280% due 6/5/06	10,000,000
14,000,000	A-1+	Las Vegas Valley, NV, Water District, 3.530% due 8/4/06	14,000,000
2,250,000	VMIG1(c)	Truckee Meadows, NV, Water Authority, Water Revenue, Series A, FSA-
		Insured, 5.500% due 7/1/06	2,253,548

		Total Nevada	81,653,548

New Jersey — 1.4%
6,015,000	F-1+(d)	Moorestown Township, NJ School District, P-Floats PT-2777, MBIA-Insured,
		SPA-Merrill Lynch Capital Services, 3.500%, 6/1/06 (a)	6,015,000
4,800,000	F-1+(d)	New Jersey Health Care Facilities Financing Authority Revenue, Series 961,
		FGIC-Insured, 3.480%, 6/1/06 (a)	4,800,000
3,000,000	SP-1+	New Jersey State, GO, TRAN, Series A, 4.000% due 6/23/06	3,000,551
4,953,500	F-1+(d)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-
		CR-Insured, Credit Enhanced by Morgan Stanley, 3.480%, 6/1/06 (a)	4,953,500
7,470,000	MIG1(c)	Township of Brick New Jersey, BAN, 4.250% due 12/7/06	7,506,841

		Total New Jersey	26,275,892

New York — 0.6%
10,500,000	A-1+	Metropolitan Transportation Authority of New York Revenue, TECP, LOC-
		ABN AMRO Bank NV, 3.470% due 6/14/06	10,500,000

North Carolina — 2.8%
10,000,000	A-1+	Charlotte, NC, Water and Sewer System Revenue, BAN, 3.600% due 8/1/06	10,000,000
5,000,000	A-1+	Mecklenburg County, NC, Series C, SPA-Bank of America, 3.450%, 6/1/06 (a)	5,000,000
		New Hanover County, NC:
6,750,000	A-1+	GO, SPA-Wachovia Bank, 3.550%, 6/1/06 (a)	6,750,000
10,135,000	A-1+	Hospital Revenue, Refunding, New Hanover Regional, Series A-1, FSA-
		Insured, SPA-Wachovia Bank, 3.210%, 6/7/06 (a)	10,135,000
		North Carolina State Education Assistance Authority, Student Loan:
10,000,000	A-1+	Series A-1, AMBAC-Insured, SPA-Royal Bank of Canada, 3.510%,
		6/1/06 (a)	10,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

North Carolina — 2.8% (continued)
$ 10,245,000	A-1+	Series A-4, AMBAC-Insured, SPA-Wachovia Bank, 3.510%, 6/1/06 (a)	$10,245,000

		Total North Carolina	52,130,000

Ohio — 3.3%
3,600,000	A-1+	Cincinnati, OH, City School District GO, Series 315, FSA-Insured, 3.510%,
		6/1/06 (a)	3,600,000
830,000	A-1+	Cleveland Cuyahoga County, OH, Port Authority Revenue, 96th Research
		Building Project, LOC-Fifth Third Bank, 3.250%, 6/7/06 (a)	830,000
		Franklin County, OH, Hospital Revenue, Childrens Hospital:
18,880,000	VMIG1(c)	AMBAC-Insured, SPA-National City Bank, 3.460%, 6/1/06 (a)	18,880,000
20,000,000	VMIG1(c)	Project, AMBAC-Insured, 3.460%, 6/1/06 (a)	20,000,000
7,500,000	A-1+	Ohio State Water Development Authority, PCR, Refunding, Firstenergy
		Project, Series A, LOC-Barclay Bank PLC, 3.500%, 6/1/06 (a)	7,500,000
9,000,000	A-1+	Ohio State, Air Quality Development Authority Revenue, Akron Steel, Series
		A, LOC-ABN AMRO Bank NV, 3.360%, 6/7/06 (a)(b)	9,000,000
1,835,000	A-1+	Ohio State, GO, Common Schools, Series A, 3.210%, 6/7/06 (a)	1,835,000

		Total Ohio	61,645,000

Oklahoma — 1.9%
		Oklahoma State Student Loan Authority Revenue:
22,000,000	A-1+	Student Loan Bonds & Notes, Series A, MBIA-Insured, 3.250%,
		6/7/06 (a)(b)	22,000,000
14,295,000	A-1+	Student Loan Bonds And Notes, Series A-1, MBIA-Insured, SPA-Depfa
		Bank PLC, 3.290%, 6/7/06 (a)	14,295,000

		Total Oklahoma	36,295,000

Oregon — 0.2%
3,435,000	SP-1+	Oregon State, GO, TAN, Series A, 4.500% due 11/27/06	3,449,198

Pennsylvania — 4.7%
2,000,000	MIG1(c)	Allegheny County, PA, Hospital Development Authority, Health Center-
		UPMC Health, Series B, MBIA-Insured, 5.250% due 7/1/06	2,003,910
16,600,000	A-1+	Harrisburg, PA, Authority School Revenue, Harrisburg Project, AMBAC-
		Insured, SPA-Westdeutsche Landesbank AG, 3.470%, 6/1/06 (a)	16,600,000
7,015,000	VMIG1(c)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura
		Bank, 3.490%, 6/1/06 (a)	7,015,000
7,000,000	A-1+	North Wales Pennsylvania Water Authority, FSA-Insured, SPA-Dexia Credit
		Local, 3.450%, 6/1/06 (a)	7,000,000
6,000,000	A-1	Pennsylvania Economic Development Financing Authority, Exempt Facilities
		Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.340%,
		6/7/06 (a)	6,000,000
6,745,000	A-1	Pennsylvania State GO, PA 895, FGIC-Insured, 3.500%, 6/1/06 (a)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series
		366, MBIA-Insured, 3.510%, 6/1/06 (a)	4,995,000
3,400,000	VMIG1(c)	Philadelphia, PA, Authority for Industrial Development Revenue, The
		Franklin Institute Project, LOC-Bank of America, 3.470%, 6/1/06 (a)	3,400,000
14,500,000	A-1+	Philadelphia, PA, Hospitals and Higher EFA, Temple University Health,
		Series A, LOC-Wachovia Bank, 3.480%, 6/1/06 (a)	14,500,000
5,300,000	A-1+	Philadelphia, PA, Gas Works Revenue, Fifth Series A2, LOC-JPMorgan
		Chase, LOC-Bank of Nova Scotia, 3.540%, 6/1/06 (a)	5,300,000
15,435,000	VMIG1(c)	Washington County, PA, Hospital Authority Revenue, AMBAC-Insured,
		2.750% due 7/1/06	15,431,838

		Total Pennsylvania	88,990,748

South Carolina — 6.6%
6,000,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Refunding & Capital
		Improvement, Series A, SPA-Bank of America, 3.470%, 6/1/06 (a)	6,000,000
47,880,000	MIG1(c)	Greenville County, SC, School District, SCSDE, 4.000% due 6/1/06	47,880,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

South Carolina — 6.6% (continued)
$ 6,275,000	A-1+	Mount Pleasant, SC, Water and Sewer Revenue, Series B, SPA-Bank of
		America, 3.240%, 6/7/06 (a)	$6,275,000
28,700,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
		LOC-SunTrust Bank, 3.470%, 6/1/06 (a)	28,700,000
9,100,000	F-1+(d)	South Carolina EFA for Private Non Profit Institutions, Columbia College
		Project, LOC- Bank of America, 3.520%, 6/1/06 (a)	9,100,000
		South Carolina Jobs EDA:
11,300,000	VMIG1(c)	EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 3.270%, 6/7/06 (a)	11,300,000
4,975,000	A-1+	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-
		Wachovia Bank, 3.480%, 6/1/06 (a)	4,975,000
7,360,000	VMIG1(c)	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.270%,
		6/7/06 (a)(b)	7,360,000
2,475,000	A-1	South Carolina Transportation Infrastructure Bank Revenue, Series 316,
		AMBAC-Insured, 3.510%, 6/1/06 (a)	2,475,000

		Total South Carolina	124,065,000

Tennessee — 4.4%
2,250,000	VMIG1(c)	Clarksville, TN, Public Building Authority Revenue, Pooled Financing,
		Tennesse Municipal Bond Fund, LOC- Bank of America, 3.580%, 6/1/06 (a)	2,250,000
2,500,000	VMIG1(c)	Jackson, TN, Energy Authority Electric System Revenue, Series A, SPA-
		SunTrust Bank, AMBAC-Insured, 3.210%, 6/7/06 (a)	2,500,000
2,630,000	VMIG1(c)	Jackson, TN, Energy Authority Gas System Revenue, LIQ-SunTrust Bank,
		FSA-Insured, 3.210%, 6/7/06 (a)	2,630,000
5,800,000	VMIG1(c)	Jackson, TN, Energy Authority Water Systems Revenue, FSA-Insured, LIQ-
		SunTrust Bank, 3.210%, 6/7/06 (a)	5,800,000
13,870,000	A-1+	Memphis, TN, Electric Systems Revenue, Series 378, MBIA-Insured, LIQ-
		JPMorgan Chase, 3.510%, 6/1/06 (a)	13,870,000
14,835,000	VMIG1(c)	Metropolitan Government Nashville & Davidson County, TN, Health &
		Educational Facilities Board Revenue, Educational Facilities, Belmont
		University Project, LOC-SunTrust Bank, 3.210%, 6/7/06 (a)	14,835,000
		Metropolitan Government of Nashville & Davidson County, TN:
4,940,000	NR	3.650% due 8/8/06	4,940,000
10,000,000	NR	GO, TECP, 3.550% due 6/14/06	10,000,000
2,960,000	NR	TECP, 3.600% due 8/8/06	2,960,000
19,450,000	A-1+	Montgomery County, TN, BAN, TECP, Series 2002, LIQ-Fortis Bank,
		3.470% due 6/7/06	19,450,000
4,250,000	VMIG1(c)	Morristown, TN, Industrial Development Board Revenue, Industrial
		Automotive Products, LOC-Landesbank Baden, 3.570%, 6/1/06 (a)(b)	4,250,000

		Total Tennessee	83,485,000

Texas — 15.9%
2,000,000	NR	Arlington Texas, GO, TECP, Series A, 3.480% due 9/21/06	2,000,000
		Austin, TX, TECP:
6,500,000	A-1+	3.600% due 6/9/06	6,500,000
15,000,000	A-1+	3.620% due 6/12/06	15,000,000
5,000,000	A-1+	3.450% due 7/13/06	5,000,000
8,875,000	A-1+	Austin, TX, Water & Wastewater, FSA-Insured, SPA-Landesbank Baden-
		Wurttemberg, 3.500%, 6/1/06 (a)	8,875,000
4,076,000	A-1+	Austin, TX, Utilities System Revenue, TECP, 3.700% due 6/8/06	4,076,000
12,250,000	VMIG1(c)	Brazos River Authority Texas Pollution Control Revenue, Refunding TXU-A-
		Remarketed 1/3/05, LOC-Wachovia Bank, 3.230%, 6/7/06 (a)(b)	12,250,000
10,000,000	NR	El Paso, TX, Series A, 3.560% due 7/5/06	10,000,000
2,270,000	F-1+(d)	Garland, TX Electric System Revenue, P Floats Pt-2677, FSA-Insured, LIQ-
		Merrill Lynch Capital Services Inc., 3.510%, 6/1/06 (a)	2,270,000
10,000,000	VMIG1(c)	Gulf Coast IDA Texas Environmental Facilities Revenue, Citgo Petroleum
		Corp. Project, 3.640%, 6/1/06 (a)(b)	10,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Texas — 15.9% (continued)
		Harris County, TX, Health Facilities Development Corp. Revenue:
$ 25,000,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.600% due 7/3/06 $	$25,000,000
1,890,000	VMIG1(c)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.570%, 6/1/06 (a)	1,890,000
		Houston, TX, TECP, Senior Lien Notes:
10,000,000	A-1+	3.550% due 6/28/06 (b)	10,000,000
2,500,000	A-1+	3.600% due 6/28/06 (b)	2,500,000
3,400,000	NR	Houston, TX, Higher Educational Finance Corp., Rice University TECP,
		Series A, 3.540% due 6/5/06	3,400,000
5,575,000	F-1+(d)	McKinney, TX, P-Floats PT-2722, 3.510%, 6/1/06 (a)	5,575,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System
		Revenue, Series B, FSA-Insured, 3.230%, 6/7/06 (a)	15,700,000
18,000,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority,
		Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.230%, 6/7/06 (a)	18,000,000
7,295,000	A-1	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-
		Merrill Lynch Capital Services, 3.510%, 6/1/06 (a)	7,295,000
735,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue,
		Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.470%, 6/1/06 (a)	735,000
		Texas State:
49,000,000	SP-1+	GO, TRAN, 4.500% due 8/31/06	49,177,870
		PFA, TECP, Series 2002A:
13,000,000	A-1+	3.450% due 7/18/06	13,000,000
14,200,000	A-1+	3.550% due 8/14/06	14,200,000
5,400,000	A-1+	Texas Technical University Revenue Financing System, TECP, Series A,
		3.600% due 6/2/06	5,400,000
6,604,000	NR	University of North Texas, 3.400% due 8/4/06	6,604,000
		University of Texas, TECP, Series A:
8,000,000	A-1+	3.300% due 6/7/06	8,000,000
8,500,000	A-1+	3.520% due 8/1/06	8,500,000
10,000,000	A-1+	3.600% due 8/7/06	10,000,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC,
		2.900% due 8/1/06 (e)	20,000,000

		Total Texas	300,947,870

Utah — 1.3%
13,000,000	A-1+	Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series D,
		3.550%, 6/1/06 (a)	13,000,000
3,405,000	A-1+	Utah Housing Corp., Single Family Mortgage Revenue, Series A-1, Class I,
		SPA-Westdeutsche Landesbank, 3.330%, 6/7/06 (a)	3,405,000
7,700,000	F-1+(d)	Utah Water Finance Agency Revenue, P Floats PT-2740, AMBAC-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.510%, 6/1/06 (a)	7,700,000

		Total Utah	24,105,000

Virginia — 0.3%
4,940,000	A-1	Virginia College Building Authority, VA Educational Facilities Revenue,
		Series 134, FSA-Insured, 3.510%, 6/1/06 (a)	4,940,000

Washington — 0.8%
2,600,000	F-1+(d)	Everett, WA, GO, LOC-Bank of America, 3.520%, 6/1/06 (a)	2,600,000
4,850,000	F-1+(d)	Pierce County, WA, GO, Series 2840, AMBAC-Insured, SPA-Merrill Lynch
		Capital Services, 3.510%, 6/1/06 (a)	4,850,000
3,300,000	F-1+(d)	Washington State GO, Series 438Z, MBIA-Insured, 3.510%, 6/1/06 (a)	3,300,000
5,250,000	VMIG1(c)	Washington State Housing Finance Community MFH, Vintage Everett
		Living, Series A, LIQ-Fannie Mae, 3.530%, 6/1/06 (a)	5,250,000

		Total Washington	16,000,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE

Wisconsin — 1.9%
$ 5,925,000	F-1+(d)	D C Everest, WI, Area School District, GO, P Floats Pt-2772, FSA-Insured,
		SPA-Merrill Lynch Capital Services, 3.510%, 6/1/06 (a)	$5,925,000
4,995,000	A-1+	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank NA, 3.570%, 6/1/06 (a)(b)	4,995,000
9,350,000	A-1	Wisconsin HEFA, AMBAC-Insured, SPA-Morgan Stanley, 3.460%, 6/1/06 (a)	9,350,000
3,055,000	A-1+	Wisconsin Housing & EDA, Housing Revenue, Series B, FSA-Insured, SPA-
		Federal Home Loan Bank, 3.280%, 6/7/06 (a)	3,055,000
		Wisconsin State, HEFA Revenue:
900,000	A-1	Aurora Health Care, Inc., Series C, LOC- KBC Bank NV & LOC-Bank
		of Nova Scotia, 3.280%, 6/7/06 (a)	900,000
4,000,000	A-1+	Gundersen Lutheran, Series A, FGIC-Insured, SPA-Dexia Credit Local,
		3.650% due 12/7/06	4,000,000
7,500,000	VMIG1(c)	Jewish Home and Care Center, LOC-JPMorgan Chase, 3.540%, 6/1/06 (a)	7,500,000

		Total Wisconsin	35,725,000

		TOTAL INVESTMENTS — 98.4% (Cost — $1,862,866,451#)	1,862,866,451
		Other Assets in Excess of Liabilities — 1.6%	29,717,140

		TOTAL NET ASSETS — 100.0%	$1,892,583,591

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(c)	Rating by Moody's Investors Service.
(d)	Rating by Fitch Ratings Service.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006. Date shown is the date of next reset date or maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
BPA - Bond Purchase Agreement
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
ISD - Independent School District
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFH - Multi-Family Housing PCR - Pollution Control Revenue
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
PSF - Permanent School Fund
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

Summary of Investments by Industry *

Education	17.1%
Hospitals	14.9
General Obligation	13.8
Water and Sewer	8.4
Transportation	7.9
Industrial Development	7.1
Utilities	6.8
Public Facilities	5.0
Housing: Multi-Family	3.8
Pollution Control	3.6
Finance	2.2
Housing: Single Family	0.9
Tax Allocation	0.5
Solid Waste	0.3
Miscellaneous	7.7

100.0%

* As a percentage of total investments. Please note that Portfolio holdings are subject to change.

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s Rating Service, Moody’s Investors Service or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, (the “1940 Act”), a management investment company, organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Institutional Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

By:	/s/ Francis M. Guggino

Francis M. Guggino
Chief Financial Officer

Date:	July 28, 2006